DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

October 25, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Xtrackers US National Critical Technologies ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on October 24, 2023.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011 (email: jim.wall@dws.com).

Very truly yours,

/s/James M. Wall

James M. Wall

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Vedder Price P.C.